Note 9 - Inventories - Schedule of Inventories (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Finished goods, cost	$ 0	$ 5,199
Finished goods, valuation allowance	0	0
Finished goods	$ 0	$ 5,199